Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of details, by asset category, of the other intangible assets

Cost	Information Technology Development	Other assets	Total
Balance on December 31, 2020	6,353,841	362,196	6,716,037
Additions	1,429,459	71,103	1,500,562
Write-off	(633,534)	(3,270)	(636,804)
Transfers	(124,157)	-	(124,157)
Balance on December 31, 2021	7,025,609	430,029	7,455,638

Additions	1,536,146	201,402	1,737,548
Write-off	(186,429)	(1,345)	(187,774)
Transfers	5,986	(38)	5,948
Balance on December 31, 2022	8,381,312	630,048	9,011,360

Additions	1,817,701	89,171	1,906,872
Write-off	(239,768)	(28,383)	(268,151)
Transfers	6,679	-	6,679
Balance on December 31, 2023	9,965,924	690,836	1,645,400

Accumulated amortization
Balance on December 31, 2020	(3,982,788)	(256,954)	(4,239,742)
Additions	(569,370)	(13,771)	(583,141)
Write-off	343,216	(4,558)	338,658
Balance on December 31, 2021	(4,208,942)	(275,283)	(4,484,225)

Additions	(651,724)	(73,735)	(725,459)
Write-off	40,085	2,991	43,076
Balance on December 31, 2022	(4,820,581)	(346,027)	(5,166,608)

Additions	(857,292)	(42,042)	(899,334)
Write-off	34,231	48,714	82,945
Balance on December 31, 2023	(5,643,642)	(339,355)	(5,982,997)

Impairment loss - IT	Information Technology Development	Other assets	Total
Balance on December 31, 2020	(69,934)	-	(69,934)
Impact on net profit (1)	(23,066)	(7,094)	(30,160)
Balance on December 31, 2021	(93,000)	(7,094)	(100,094)

Impact on net profit (1)	(10,091)	(21,160)	(31,251)
Balance on December 31, 2022	(103,091)	(28,254)	(131,345)

Impact on net profit (1)	(16,044)	(3,429)	(19,473)
Balance on December 31, 2023	(119,135)	(31,683)	(150,818)

Book Value
Balance on December 31, 2021	2,723,667	147,652	2,871,319
Balance on December 31, 2022	3,457,640	255,767	3,713,407
Balance on December 31, 2023	4,203,147	319,798	4,522,945
(1)	Refers to impairment losses on assets in the acquisition and development of software. The impairment loss on the acquisition and development of software was recognized due to obsolescence and discontinuation of the respective systems.